Form N-1A Cover	Dec. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2024
Prospectus Date	Feb. 29, 2024
Supplement to Prospectus [Text Block]

ABRDN FUNDS

(the “Trust”)

abrdn High Income Opportunities Fund

(the “Fund”)

Supplement dated December 12, 2024 to the Fund’s Statutory Prospectus dated

February 29, 2024, as supplemented to date

On December 11, 2024, the Board of Trustees (the “Board”) of the Trust approved a non-fundamental 80% policy for the Fund to invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. The policy will take effect on or about February 28, 2025 (the “Effective Date”).

As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. An updated Statutory Prospectus for the Fund will be available following the Effective Date.